Foreign currency translation reserve - Summary of movement of the foreign currency translation reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation reserve
Currency translation difference	$ (5,290,594)	$ (409,511)	$ (308,434)
Reserve of disposal groups classified as held for sale	492,474
Foreign currency translation reserve	(4,347,257)	450,863
Foreign currency translation reserve
Foreign currency translation reserve
Foreign currency translation reserve, beginning balance		860,374
Currency translation difference	(5,290,594)	(409,511)	(308,434)
Reserve of disposal groups classified as held for sale	492,474
Foreign currency translation reserve, ending balance			$ 860,374
Foreign currency translation reserve	$ (4,347,257)	$ 450,863		$ 1,168,808